Share-based Compensation Plans (Performance Share Awards) (Details) £ / shares in Units, £ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 USD ($) £ / shares shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 USD ($) £ / shares	Dec. 31, 2013 USD ($)	Dec. 31, 2013 USD ($) £ / shares	Dec. 31, 2015 GBP (£) shares
Performance Share Awards Outstanding [Roll Forward]
Weighted average remaining life		5 years 4 months 24 days
Tax benefit associated with exercise of stock options (in US dollar) | $		$ 31.6		$ 39.6		$ 11.9
Intrinsic values of share-based awards exercised (in US dollar) | $		198.8	$ 198.8	200.8	$ 200.8	298.3	$ 298.3
Cash received from employees as a result of employee share option exercises (in US dollar) | $		$ 16.6		$ 17.4		$ 17.2
EBT | Ordinary Shares
Equity, Class of Treasury Stock [Line Items]
Treasury stock held (in shares)		600,000	600,000					600,000
EBT | ADS
Equity, Class of Treasury Stock [Line Items]
Treasury stock held (in shares)		200,000	200,000					200,000
RSUs.PSUs and PSAs
Performance Share Awards Outstanding [Roll Forward]
Outstanding as at beginning of period	[1]	2,166,181
Granted	[1]	1,075,254
Exercised	[1]	(975,895)
Forfeited	[1]	(473,610)
Outstanding as at end of period	[1]	1,791,930		2,166,181
Aggregate intrinsic value (in GBP) | £								£ 84.2
Weighted average grant date fair value (in GBP per share) | £ / shares			$ 53.11		$ 35.11		$ 19.71

[1]	Number of awards are stated in terms of ordinary share equivalents